Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Series Seed 1 Convertible Preferred Stock [Member]	Series Seed 2 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Previously Reported [Member]	Previously Reported [Member] Series Seed 1 Convertible Preferred Stock [Member]	Previously Reported [Member] Series Seed 2 Convertible Preferred Stock [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Accumulated Deficit [Member]	Revision of Prior Period, Adjustment [Member] Common Stock [Member]
Balance at Beginning (Shares) at Dec. 31, 2023		3,364,201	64,065						3,364,201	64,065
Balance at Beginning (Values) at Dec. 31, 2023		$ 32,686,557	$ 500,000						$ 32,686,557	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2023				3,810,340							6,035,000
Balance at Beginning (Values) at Dec. 31, 2023				$ 0				$ (2,455,517)			$ 604	$ (2,456,121)
Issuance of preferred shares, net of issuance costs (Shares)		512,520
Issuance of preferred shares, net of issuance costs (Values)		$ 4,986,059
Issuance of common shares upon exercise of stock option (Shares)				6,314
Issuance of common shares upon exercise of stock option (Values)	$ 1			$ 1
Cancellation of restricted stock awards (Shares)	(189,412)			(189,412)
Cancellation of restricted stock awards (Values)	$ (30)			$ (30)
Retrospective application of the Exchange Ratio to the Company's common shares (Note 1) (Shares)													(2,224,660)
Retrospective application of the Exchange Ratio to the Company's common shares (Note 1) (Value)													$ 0
Stock-based compensation expense (Values)	96,013				$ 96,013
Foreign currency translation adjustment	(10,141)					$ (10,141)
Net loss	$ (9,530,256)						$ (9,530,256)
Balance at Ending (Shares) at Dec. 31, 2024		3,876,721	64,065
Balance at Ending (Values) at Dec. 31, 2024		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Dec. 31, 2024	3,627,242			3,627,242				3,627,242
Balance at Ending (Values) at Dec. 31, 2024				$ 575	96,013	(10,141)	(11,986,377)	$ (11,899,930)
Balance at Ending (Values) at Dec. 31, 2024	$ (11,899,930)
Issuance of common shares upon exercise of stock option (Shares)				4,923
Issuance of common shares upon exercise of stock option (Values)	10,218				10,218
Stock-based compensation expense (Values)	124,847				124,847
Foreign currency translation adjustment	(10,876)					(10,876)
Net loss	$ (9,115,026)						(9,115,026)
Balance at Ending (Shares) at Dec. 31, 2025		3,876,721	64,065
Balance at Ending (Values) at Dec. 31, 2025		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Dec. 31, 2025	3,632,165			3,632,165				3,627,242
Balance at Ending (Values) at Dec. 31, 2025				$ 575	$ 231,078	$ (21,017)	$ (21,101,403)	$ (20,890,767)
Balance at Ending (Values) at Dec. 31, 2025	$ (20,890,767)